Schedule of long term portions of borrowing and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	R$ 3,307,015	R$ 655,647
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	88,818
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	1,125,526
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	80,712
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	615,727
Later Than Eight Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	615,727
Later Than Nine Years And Not Later Than Ten Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	618,006
Later Than Ten Years And Not Later Than Eleven Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	55,714
Later Than Eleven Years And Not Later Than Twelve Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	55,714
Later Than Twelve Years And Not Later Than Thirteen Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	R$ 51,071